S000017038 [Member] Investment Objectives and Goals - Balanced Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Balanced Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.